Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005434 | Rambus
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005434 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005434 | Carpenter Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005434 | Planet Fitness
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005434 | API Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005434 | Wingstop
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005434 | ATI
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005434 | InterDigital
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005434 | Ensign Group
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005434 | SPX Technologies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005434 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000005434 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000005434 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000005434 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000005434 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005434 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005434 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005434 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005434 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005434 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170855 | Rambus
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170855 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170855 | Carpenter Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170855 | Planet Fitness
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170855 | API Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170855 | Wingstop
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170855 | ATI
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170855 | InterDigital
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170855 | Ensign Group
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170855 | SPX Technologies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170855 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000170855 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000170855 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000170855 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000170855 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000170855 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000170855 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000170855 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000170855 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170855 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169956 | Rambus
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000169956 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169956 | Carpenter Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169956 | Planet Fitness
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169956 | API Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169956 | Wingstop
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169956 | ATI
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169956 | InterDigital
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169956 | Ensign Group
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169956 | SPX Technologies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169956 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000169956 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000169956 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000169956 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000169956 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000169956 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169956 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169956 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169956 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169956 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%